Derivative financial instruments - Schedule of notional contract amounts of financing derivatives by type (Details) - GBP (£) £ in Millions	Mar. 31, 2024	Mar. 31, 2023
Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	£ (28,642)	£ (24,402)
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	(2,175)	(1,727)
Cross-currency interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	(15,602)	(15,025)
Foreign exchange forward contracts
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	(7,675)	(5,263)
Inflation-linked swaps
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	£ (3,190)	£ (2,387)